Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Jun. 30, 2015	$ 12,469	$ 5,441,260	$ (1,268,646)	$ 4,185,083
Balance at beginning (in shares) at Jun. 30, 2015	12,469,084
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for cash, net of issuance costs	$ 2,240	3,330,343		3,332,583
Common stock issued for cash, net of issuance costs (in shares)	2,240,000
Warrants issued to underwriter		(165,719)		(165,719)
Common stock issued for services	$ 660	702,950		703,610
Common stock issued for services (in shares)	660,231
Common stock issued for exercise of warrants	$ 7	9,993		10,000
Common stock issued for exercise of warrants (in shares)	6,666
Transfer of warrants from liability to equity classification		16,974		16,974
Net loss			(5,406,167)	(5,406,167)
Balance at ending at Jun. 30, 2016	$ 15,376	9,335,801	(6,674,813)	$ 2,676,364
Balance at ending (in shares) at Jun. 30, 2016	15,375,981			15,375,981
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				$ (7,532,838)
Balance at ending at Mar. 31, 2017				9,804,035
Balance at beginning at Jun. 30, 2016	$ 15,376	9,335,801	(6,674,813)	$ 2,676,364
Balance at beginning (in shares) at Jun. 30, 2016	15,375,981			15,375,981
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for cash, net of issuance costs	$ 2,805	15,381,966		$ 15,384,771
Common stock issued for cash, net of issuance costs (in shares)	2,805,000
Warrants issued to underwriter		(991,767)		(991,767)
Common stock issued for services	$ 783	4,242,314		4,243,097
Common stock issued for services (in shares)	783,000
Common stock issued for exercise of warrants	$ 111	171,649		171,760
Common stock issued for exercise of warrants (in shares)	111,069
Vesting of restricted shares		434,703		434,703
Transfer of warrants from liability to equity classification		2,200,219		2,200,219
Net loss			(9,108,240)	(9,108,240)
Balance at ending at Jun. 30, 2017	$ 19,075	$ 30,774,885	$ (15,783,053)	$ 15,010,907
Balance at ending (in shares) at Jun. 30, 2017	19,075,050			19,075,050